Intangible assets, Carrying amount and net book value (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of intangible assets material to entity [abstract]
Intangible assets	SFr 50,416	SFr 0
Accumulated Amortization	SFr 0	0
Discount rate	15.00%
Gross Carrying Amount [member]
Disclosure of intangible assets material to entity [abstract]
Intangible assets	SFr 50,416	0
IPR&D [Member]
Disclosure of intangible assets material to entity [abstract]
Intangible assets	50,416	0
Accumulated Amortization	0	0
IPR&D [Member] | Gross Carrying Amount [member]
Disclosure of intangible assets material to entity [abstract]
Intangible assets	SFr 50,416	SFr 0